Cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Cash flow information
Schedule of cash flow information

	2025	2024	2023
Operating profit	109,622	43,674	10,955
Adjustments for:
Unrealised foreign exchange losses (note 9)	1,053	1,683	5
Cash-settled share-based expense (note 12.1)	839	201	463
Share-based expense included in production costs (note 12)	1,427	434	660
Cash portion of cash-settled share-based expense	(847)	(691)	(1,695)
Equity-settled share-based expense (note 12.2)	203	1,054	640
Equity-settled share-based employee tax on vesting	—	(182)	—
Depreciation	15,996	16,021	14,486
Impairment of property, plant and equipment (note 18)	—	1,711	877
Impairment of exploration and evaluation assets (note 17)	401	385	—
Impairment of solar plant – VAT and duty receivables	—	—	720
Increase in provision for obsolete stock (note 8)	1,063	312	283
Fair value loss on derivative instruments (note 11)	6,379	831	1,119
(Profit) / Loss on disposal of property, plant and equipment (note 17)	(1)	32	33
Site restoration provision adjustment on assets and liabilities held for sale	—	6	—
Profit on sale of asset held for sale (note 24)	(8,540)	—	—
Cash generated from operations before working capital changes	127,595	65,471	28,546
Inventories	(4,123)	(3,777)	(2,182)
Prepayments	(4,249)	(3,718)	338
Trade and other receivables	(10,346)	(5,611)	(1,910)
Trade and other payables	(3,458)	3,073	1,606
Cash generated from operations	105,419	55,438	26,398